MAINE MUNICIPAL FUND
Schedule of Investments April 30, 2025 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.0%)

General Obligation (29.5%)
City of Auburn ME 4.000% 09/01/2049 Callable @ 100.000 09/01/2034	215,000	$188,766
Town of Bar Harbor ME 5.000% 09/01/2049 Callable @ 100.000 09/01/2034	250,000	260,460
City of Bath ME 4.000% 05/01/2044 Callable @ 100.000 05/01/2034	400,000	375,600
Town of Gorham ME 4.000% 09/01/2040 Callable @ 100.000 09/01/2033	365,000	353,699
City of Lewiston ME 4.000% 03/15/2037 Callable @ 100.000 03/15/2031	310,000	311,116
Maine School Administrative District No 51 4.000% 10/15/2029	100,000	100,149
Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	300,000	301,770
Town of York ME 4.000% 10/01/2042 Callable @ 100.000 10/01/2034	165,000	158,509
Town of York ME 4.000% 10/01/2043 Callable @ 100.000 10/01/2034	140,000	133,742
		2,183,811
Health Care (16.9%)
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,002
*Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	250,000	217,585
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2048 Callable @ 100.000 07/01/2033	1,000,000	1,027,540
		1,250,127
Housing (21.5%)
Maine State Housing Authority 4.950% 11/15/2048 Callable @ 100.000 05/15/2033	900,000	911,871
Maine State Housing Authority 4.450% 11/15/2044 Callable @ 100.000 05/15/2033	500,000	488,920
*Maine State Housing Authority 4.950% 11/15/2047 Callable @ 100.000 11/15/2031	200,000	196,858
		1,597,649
Other Revenue (20.6%)
City of Augusta ME 5.000% 10/01/2043 Callable @ 100.000 10/01/2033	955,000	986,133
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2043 Callable @ 100.000 07/01/2033	275,000	280,118
#Maine Municipal Bond Bank 5.000% 11/01/2042 Callable @ 100.000 11/01/2035	250,000	263,577
		1,529,828
Transportation (6.5%)
*Maine Turnpike Authority 4.000% 07/01/2032	250,000	248,675
*City of Portland ME General Airport Revenue 4.000% 01/01/2040 Callable @ 100.000 01/01/2030	250,000	234,783
		483,458

TOTAL MUNICIPAL BONDS (COST: $7,175,749)		$7,044,873

OTHER ASSETS LESS LIABILITIES (5.0%)		$368,739

NET ASSETS (100.0%)		$7,413,612

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At April 30, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Maine Municipal Fund
Investments at cost	$7,175,749
Unrealized appreciation	$36,459
Unrealized depreciation	(167,335)
Net unrealized appreciation/(depreciation)*	$(130,876)

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2025:

Maine Municipal Fund
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$7,044,873.00	$-	$7,044,873.00
Total	$-	$7,044,873.00	$-	$7,044,873.00